Expense Example, No Redemption - EASTERLY SNOW ALL CAP VALUE FUND	Oct. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 687
Expense Example, No Redemption, 3 Years	925
Expense Example, No Redemption, 5 Years	1,182
Expense Example, No Redemption, 10 Years	1,914
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	195
Expense Example, No Redemption, 3 Years	603
Expense Example, No Redemption, 5 Years	1,037
Expense Example, No Redemption, 10 Years	2,243
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	509
Expense Example, No Redemption, 10 Years	$ 1,131